Velocity Commercial Capital Loan Trust 2026-3 ABS 15G

Exhibit 99.19

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXXX		965278	0741-002	Amortization Term	XXXDataComparePage	360	240	Audit Value Pulled From Note, methodology difference.
XXXXX		348922	0741-002	Amortization Term	XXXDataComparePage	360	240	Audit Value Pulled From Note, methodology difference.
XXXXX		580386	0741-002	Amortization Term	XXXDataComparePage	360	240	Audit value per Note document, methodology difference.